NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	$ 94,776	$ 184,800
Derivative Liability	3,691,853	0
Total	3,786,629	184,800
Fair Value, Inputs, Level 1 [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	0	184,800
Derivative Liability	0
Total	0	184,800
Fair Value, Inputs, Level 2 [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	0	0
Derivative Liability	0
Total	0	0
Fair Value, Inputs, Level 3 [Member]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Marketable securities	94,776	0
Derivative Liability	3,691,853
Total	$ 3,786,629	$ 0